PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2015
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 4:-   PROPERTY AND EQUIPMENT, NET

The composition of property and equipment, net is as follows:

	December 31,
	2014	2015

Cost:
Leasehold improvements	$7,046	$10,451
Computers, peripheral equipment and electronic equipment	3,951	6,242
Office furniture and equipment	1,460	2,037

	12,457	18,730

Less accumulated depreciation	5,252	9,996

Depreciated cost	$7,205	$8,734

 Depreciation expense amounted to $ 1,229, $ 2,662 and $ 4,999 for the years ended December 31, 2013, 2014 and 2015, respectively.

During 2015, the Company recorded a reduction of approximately $ 255 to the cost and accumulated depreciation of fully depreciated equipment no longer in use, following an assessment made by the Company.